Note 16 - Loss Per Share - Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (33,245)	$ (16,969)	$ (20,174)
Net loss attributable to and accretion of redeemable noncontrolling interest	(1,974)	(27)	0
Net loss attributable to AvePoint, Inc.	(35,219)	(16,996)	(20,174)
Deemed dividends on preferred stock	(32,928)	(34,446)	(107,469)
Total net loss available to common shareholders	$ (68,147)	$ (51,442)	$ (127,643)
Weighted average common shares outstanding (in shares)	141,596	89,638	74,006
Effect of dilutive securities (in shares)	0	0	0
Weighted average diluted shares (in shares)	141,596	89,638	74,006
Basic loss per share available to common shareholders, excluding sponsor earn-out shareholders (in dollars per share)	$ (0.48)	$ (0.57)	$ (1.72)
Diluted loss per share available to common shareholders, excluding sponsor earn-out shareholders (in dollars per share)	$ (0.48)	$ (0.57)	$ (1.72)